Acquisitions (Details) - Computer Sciences GS Business - USD ($) $ in Thousands		3 Months Ended
	Jul. 31, 2014	Apr. 03, 2015	Oct. 03, 2014	Sep. 28, 2012	Oct. 02, 2015	Mar. 28, 2014	Mar. 29, 2013
Business Acquisition [Line Items]
Goodwill		$ 802,582			$ 791,779	$ 758,079	$ 793,865
Tenacity Solutions
Business Acquisition [Line Items]
Payments for acquisition	$ 35,429
Goodwill	30,600
Intangible assets other than goodwill	9,400
Current liabilities	$ 8,447
Civil
Business Acquisition [Line Items]
Goodwill		311,185			311,185	297,367	281,767
Civil | Autonomic Resources
Business Acquisition [Line Items]
Payments for acquisition		14,000
Assets acquired, excluding intangible assets and goodwill		1,314
Liabilities		1,132
Goodwill		13,818
Defense and Intelligence
Business Acquisition [Line Items]
Goodwill		$ 491,397			$ 480,594	$ 460,712	$ 512,098
Defense and Intelligence | Tenacity Solutions
Business Acquisition [Line Items]
Payments for acquisition			$ 35,514
Assets acquired, excluding intangible assets and goodwill			3,876
Goodwill			30,685
Intangible assets other than goodwill			9,400
Current liabilities			$ 8,447
Defense and Intelligence | 42Six Solutions
Business Acquisition [Line Items]
Payments for acquisition				$ 35,000
Assets acquired, excluding intangible assets and goodwill				4,510
Liabilities				2,062
Goodwill				24,852
Intangible assets other than goodwill				$ 7,700
Customer Relationships and Government Programs | Tenacity Solutions
Business Acquisition [Line Items]
Amortization period for intangible assets acquired (in years)	15 years
Customer Relationships and Government Programs | Defense and Intelligence | Tenacity Solutions
Business Acquisition [Line Items]
Amortization period for intangible assets acquired (in years)			15 years